Accounts Payable and Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts Payable and Accrued Expenses [Abstract]
Schedule of Accounts Payable and Accrued Expenses	Accounts payable and accrued expenses consisted of the following as of June 30, 2023 (unaudited) and December 31, 2022:
	June 30,	December 31,
	2023	2022

Trade payables	$871,017	$623,130
Accrued payroll and related obligations	193,062	145,837
Other accrued expenses	166,628	385,105
Carrying Value at June 30, 2023	$1,230,707	$1,154,072
Accounts payable and accrued expenses consisted of the following as of December 31, 2022 and 2021:
	2022	2021
Trade payables	$623,130	$548,087
Accrued interest	-	33,553
Accrued payroll and related expenses	145,837	783,144
Other	385,105	413,309
	$1,154,072	$1,778,093